Debt - Deferred financing costs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amortization of deferred financing costs	$ 3.2	$ 3.3	$ 9.6	$ 9.4	$ 12.0	$ 11.4	$ 7.2